Provision for legal and administrative proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 1,559,687	R$ 1,564,293
Provision For Civil And Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	466,726	595,611
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	196,916	209,098
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 896,045	R$ 759,584